Shareholder Report, Holdings (Details) - C000014297	Dec. 31, 2024
FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	8.30%
FR_620512905
Holdings [Line Items]
Percent of Total Investments	6.50%
FR_644232902
Holdings [Line Items]
Percent of Total Investments	4.50%
FR_610018905
Holdings [Line Items]
Percent of Total Investments	4.10%
FR_658248901
Holdings [Line Items]
Percent of Total Investments	3.70%
FR_ACI1VLX06
Holdings [Line Items]
Percent of Total Investments	3.50%
FR_BD2N0P904
Holdings [Line Items]
Percent of Total Investments	3.40%
FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	3.30%
FR_BDDRN3907
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_ACI1WH5K1
Holdings [Line Items]
Percent of Total Investments	2.60%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.90%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.70%